Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Trade payables	€ 17,623	€ 5,331
License fees payable	537	537
Miscellaneous liabilities	3,525	607
Total trade and other current payables	21,685	6,475
Payroll-related and withholding taxes	223	104
Other payroll taxes and social liabilities	€ 1,178	€ 504